Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Components		$ 13,822	$ 13,062
Work in process		6,019	7,654
Finished products	[1]	6,753	11,449
Total inventories		26,594	32,165
Current assets		23,803	30,109
Long-term assets (A)		$ 2,791	$ 2,056

[1]	includes systems at customer locations not yet sold, as of December 31, 2019 and 2018, in the amount of $3,498 and $7,546 respectively.